Securities (Tables)	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Unrealized gains and losses on securities at fair value through other comprehensive income
Unrealized gains and losses on securities at FVOCI
(1), (2)

	As at
	April 30, 2026				October 31, 2025
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal	$49,070	$82	$(65)	$49,087	$39,827	$46	$(7)	$39,866
Provincial and municipal	12,549	45	(90)	12,504	11,368	39	(89)	11,318
U.S. federal, state, municipal and agencies	146,888	708	(1,177)	146,419	131,385	622	(1,316)	130,691
Other OECD government	23,757	20	(48)	23,729	11,975	14	(56)	11,933
Mortgage-backed securities	2,650	7	(5)	2,652	2,674	7	(7)	2,674
Asset-backed securities	9,582	4	(7)	9,579	10,126	15	(2)	10,139
Corporate debt and other debt	30,355	116	(40)	30,431	33,602	122	(46)	33,678
Equities	805	726	(5)	1,526	832	669	(5)	1,496
	$275,656	$1,708	$(1,437)	$275,927	$241,789	$1,534	$(1,528)	$241,795

(1)	Excludes $ 99,836 million of held-to-collect securities as at April 30, 2026 that are carried at amortized cost, net of allowance for credit losses (October 31, 2025 – $100,926 million).
(2)
Gross unrealized gains and losses includes $(38)
million
of allowance for credit losses on debt securities at FVOCI as at April 30, 2026 (October 31, 2025 – $(40) million) recognized in income and Other components of equity.

Summary of Allowance for credit losses - Securities at Amortized Cost
Allowance for credit
losses
– Securities at FVOCI
(1)

	For the three months ended
	April 30, 2026				April 30, 2025
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$5	$–	$(43)	$(38)	$4	$–	$(42)	$(38)
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	2	–	–	2	2	–	–	2
Sales and maturities	(1)	–	–	(1)	(1)	–	–	(1)
Changes in risk, parameters and exposures	–	–	(2)	(2)	(1)	–	(2)	(3)
Exchange rate and other	(1)	–	2	1	1	–	4	5
Balance at end of period	$5	$–	$(43)	$(38)	$5	$–	$(40)	$(35)

	For the six months ended
	April 30, 2026				April 30, 2025
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars )	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$5	$–	$(45)	$(40)	$6	$–	$(41)	$(35)
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	4	–	–	4	4	–	–	4
Sales and maturities	(2)	–	–	(2)	(2)	–	–	(2)
Changes in risk, parameters and exposures	(1)	–	(3)	(4)	(4)	–	(4)	(8)
Exchange rate and other	(1)	–	5	4	1	–	5	6
Balance at end of period	$5	$–	$(43)	$(38)	$5	$–	$(40)	$(35)
(1)
Expected credit losses on debt securities at FVOCI are not separately recognized on the Interim Condensed Consolidated Balance Sheets as the related securities are recorded at fair value. The cumulative amount of
credit losses recognized in income is presented in Other components of equity.

(2)	Reflects changes in the allowance for purchased credit-impaired securities.
Allowance for credit losses – Securities at
amortized
cost

	For the three months ended
	April 30, 2026				April 30, 2025
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$8	$6	$–	$14	$6	$8	$–	$14
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	5	–	–	5	1	–	–	1
Sales and maturities	–	–	–	–	–	–	–	–
Changes in risk, parameters and exposures	(2)	–	–	(2)	–	(1)	–	(1)
Exchange rate and other	–	–	–	–	(1)	1	–	–
Balance at end of period	$11	$6	$–	$17	$6	$8	$–	$14

	For the six months ended
	April 30, 2026				April 30, 2025
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$8	$6	$–	$14	$6	$8	$–	$14
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	6	–	–	6	2	–	–	2
Sales and maturities	–	–	–	–	–	–	–	–
Changes in risk, parameters and exposures	(2)	(1)	–	(3)	(1)	(1)	–	(2)
Exchange rate and other	(1)	1	–	–	(1)	1	–	–
Balance at end of period	$11	$6	$–	$17	$6	$8	$–	$14

Summary of Credit risk exposure on Investment Securities by internal risk rating
Credit risk exposure by internal risk rating
The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps in the Credit risk section of our 2025 Annual Report.

	As at
	April 30, 2026				October 31, 2025
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$273,465	$–	$–	$273,465	$239,375	$–	$–	$239,375
Non-investment grade	809	4	–	813	786	4	–	790
Impaired	–	–	123	123	–	–	134	134
	274,274	4	123	274,401	240,161	4	134	240,299
Items not subject to impairment (2)				1,526				1,496
				$275,927				$241,795
Securities at amortized cost
Investment grade	$98,550	$–	$–	$98,550	$99,673	$–	$–	$99,673
Non-investment grade	1,180	123	–	1,303	1,098	169	–	1,267
	99,730	123	–	99,853	100,771	169	–	100,940
Allowance for credit losses	11	6	–	17	8	6	–	14
	$99,719	$117	$–	$99,836	$100,763	$163	$–	$100,926

(1)	Reflects $123 million of purchased credit-impaired securities (October 31, 2025 – $134 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.